Investments (Details) (USD $)	12 Months Ended					6 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2014
Investments
Investments	$ 8,399,000,000		$ 2,187,000,000			$ 8,399,000,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	3,700,000,000					3,700,000,000
Equity Method Investment, payments to purchase or contributions	468,000,000		439,000,000		471,000,000
Equity Earnings (Losses)
Equity earnings (losses)	228,000,000		104,000,000		111,000,000
Dividends and distributions
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	344,000,000		154,000,000		172,000,000
Summarized Financial Position of Equity Method Investments
Current assets	599,000,000		412,000,000			599,000,000
Noncurrent assets	9,135,000,000		5,956,000,000			9,135,000,000
Current liabilities	(850,000,000)		(264,000,000)			(850,000,000)
Noncurrent liabilities	(954,000,000)		(1,305,000,000)			(954,000,000)
Summarized Results of Operations of Equity Method Investments
Gross revenue	1,623,000,000		1,333,000,000		1,213,000,000
Operating income	534,000,000		367,000,000		378,000,000
Net income	460,000,000		291,000,000		309,000,000
Pre-merger ACMP [Member]
Equity Earnings (Losses)
Equity earnings (losses)						146,000,000
Adjustment For Amortization Of Difference Between Carrying Amount And Underlying Equity [Member] | Pre-merger ACMP [Member]
Equity Earnings (Losses)
Equity earnings (losses)						(49,000,000)
Appalachia Midstream Services, LLC [Member]
Investments
Investments	3,033,000,000	[1]	0	[1]		3,033,000,000	[1]
Number Of Gathering Systems	11
Equity Method Investment, payments to purchase or contributions	84,000,000		0		0
Dividends and distributions
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	120,000,000		0		0
Appalachia Midstream Services, LLC [Member] | Minimum [Member]
Investments
Investment, Ownership Percentage	33.75%					33.75%
Appalachia Midstream Services, LLC [Member] | Minimum [Member] | Application Of The Equity-Method Of Accounting [Member]
Investments
Investment, Ownership Percentage	50.00%					50.00%
Appalachia Midstream Services, LLC [Member] | Maximum [Member]
Investments
Investment, Ownership Percentage	67.50%					67.50%
Appalachia Midstream Services, LLC [Member] | Average [Member]
Investments
Investment, Ownership Percentage	45.00%					45.00%
Delaware Basin Gas Gathering System [Member]
Investments
Investments	1,478,000,000	[1]	0	[1]		1,478,000,000	[1]
Investment, Ownership Percentage	50.00%					50.00%
Equity Method Investment, payments to purchase or contributions	20,000,000		0		0
Utica East Ohio Midstream, LLC [Member]
Investments
Investments	1,411,000,000	[1]	0	[1]		1,411,000,000	[1]
Investment, Ownership Percentage	49.00%					49.00%
Equity Method Investment, payments to purchase or contributions	57,000,000		0		0
Discovery Producer Services LLC [Member]
Investments
Investments	602,000,000	[2]	527,000,000	[2]		602,000,000	[2]
Investment, Ownership Percentage	60.00%					60.00%
Equity Method Investment, payments to purchase or contributions	106,000,000		193,000,000		169,000,000
Dividends and distributions
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	36,000,000		12,000,000		21,000,000
Discovery Producer Services LLC [Member] | Proportionate Share Of Amounts Remaining For Capital Projects [Member]
Investments
Proportionate share of amounts remaining for capital projects	98,000,000					98,000,000
Laurel Mountain Midstream, LLC [Member]
Investments
Investments	459,000,000	[2]	481,000,000	[2]		459,000,000	[2]
Investment, Ownership Percentage	69.00%					69.00%
Equity Method Investment, payments to purchase or contributions	12,000,000		42,000,000		174,000,000
Dividends and distributions
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	39,000,000		0		0
Laurel Mountain Midstream, LLC [Member] | Proportionate Share Of Amounts Remaining For Capital Projects [Member]
Investments
Proportionate share of amounts remaining for capital projects	92,000,000					92,000,000
Overland Pass Pipeline Company LLC [Member]
Investments
Investments	453,000,000		452,000,000			453,000,000
Investment, Ownership Percentage	50.00%					50.00%
Dividends and distributions
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	27,000,000		27,000,000		28,000,000
Caiman Energy II LLC [Member]
Investments
Investments	432,000,000	[2]	256,000,000	[2]		432,000,000	[2]
Investment, Ownership Percentage	58.00%					58.00%
Equity Method Investment, payments to purchase or contributions	175,000,000		192,000,000		69,000,000
Gulfstream Natural Gas System, L.L.C. [Member]
Investments
Investments	317,000,000		333,000,000			317,000,000
Investment, Ownership Percentage	50.00%					50.00%
Dividends and distributions
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	81,000,000		81,000,000		78,000,000
Other [Member]
Investments
Investments	214,000,000		138,000,000			214,000,000
Aux Sable Liquid Products LP [Member]
Dividends and distributions
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	$ 15,000,000		$ 20,000,000		$ 28,000,000

[1]	These are Pre-merger ACMP investments. The Appalachia Midstream Investments include investments in 11 different gathering systems in the Marcellus Shale. Ownership interests range from 33.75 percent to 67.50 percent, resulting in an overall approximate average interest of 45 percent. For those investments where we own in excess of 50 percent, we apply the equity-method of accounting due to the significant participation rights of our partners such that we do not control. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
[2]	We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.